Related Party Accounts Receivable and Accrued Interest Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Accounts Receivable and Accrued Interest Payable
Note 12. Related Party Accounts Receivable and Accrued Interest Payable

Note 12. Related Party Accrued Interest Payable

Included in accrued interest payable is amounts due to related parties of $86,344, at September 30, 2021 ($62,114 at December 31, 2020). An additional $114,460 of accrued interest to related parties is due to be paid after September 30, 2022.

NOTE 14. - RELATED PARTY ACCRUED INTEREST PAYABLE

Accrued Interest Payable - Included in accrued interest payable is accrued interest payable to related parties of $62,114 at December 31, 2020 ($157,067 - 2019). An additional $106,520 of accrued interest to related parties is due to paid after 2021.